Loans Payable - Schedule of Loans Payable (Details) - Nonrelated Party [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Loans Payable [Line Items]
Loans payable	$ 1,375,727	$ 2,995,803
Less: Current portion of loans payable	(1,297,602)	(2,995,803)
Loans payable, net of current portion	78,125
Cedar Advance LLC [Member]
Schedule of Loans Payable [Line Items]
Loans payable	156,250	623,118
Pawn Funding [Member]
Schedule of Loans Payable [Line Items]
Loans payable	156,250	692,885
Slate Advance LLC [Member]
Schedule of Loans Payable [Line Items]
Loans payable	195,333	630,092
Meged Funding Group [Member]
Schedule of Loans Payable [Line Items]
Loans payable	240,000	700,059
InterCloud Systems, Inc. [Member]
Schedule of Loans Payable [Line Items]
Loans payable		217,400
Arin Funding LLC [Member]
Schedule of Loans Payable [Line Items]
Loans payable		47,741
Arin Funding LLC One [Member]
Schedule of Loans Payable [Line Items]
Loans payable		84,508
Channel Partners Capital LLC Loan [Member]
Schedule of Loans Payable [Line Items]
Loans payable	233,101
Arin Funding LLC Two [Member]
Schedule of Loans Payable [Line Items]
Loans payable	256,767
OnDeck Capital Loan [Member]
Schedule of Loans Payable [Line Items]
Loans payable	$ 138,026